Loan Servicing (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loan servicing (Textual) [Abstract]
Custodial escrow balances	$ 358,000	$ 479,000
Mortgage servicing rights carried at fair value	173,000	190,000
Outstanding balance	264,000	296,000
Valuation allowance	$ 91,000	$ 106,000	$ 158,000
Weighted average amortization period	3 years 11 months 13 days